Other non-current Assets - Schedule of Other Non-current Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018
Other Assets Noncurrent Disclosure [Line Items]
Principal amount outstanding	¥ 3,957	¥ 35,082
Loan Agreement With Third Party [Member]
Other Assets Noncurrent Disclosure [Line Items]
Loan Agreement Term with a third party			2 years
Principal amount of loan			¥ 1,500
Interest rate on loan			6.00%
Early repayment of loan	2020-08
Loan Agreement With Third Party [Member] | Prepayment and Other Current Assets [Member]
Other Assets Noncurrent Disclosure [Line Items]
Principal amount outstanding		¥ 1,500